Asset Impairment Charges and Reversals (Details) - CAD			3 Months Ended	12 Months Ended
	Jan. 26, 2017	Nov. 24, 2016	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Canadian Coal
Disclosure of impairment loss recognised or reversed [line items]
Annual cash payments		CAD 37,400,000
Wintering Hills
Disclosure of impairment loss recognised or reversed [line items]
Equity participation percentage	51.00%
Cash transferred	CAD 61,000,000
Sundance Unit 1
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss			CAD 20,000,000
Centralia Gas
Disclosure of impairment loss recognised or reversed [line items]
Reversal of impairment loss						CAD 2,000,000
Investments accounted for using equity method | Alberta Merchant CGU
Disclosure of impairment loss recognised or reversed [line items]
Levy on carbon emissions in excess of defined limits				CAD 20	CAD 30
Minimum | Investments accounted for using equity method | Alberta Merchant CGU
Disclosure of impairment loss recognised or reversed [line items]
Price on geenhouse gas emissions						10
Maximum | Investments accounted for using equity method | Alberta Merchant CGU
Disclosure of impairment loss recognised or reversed [line items]
Price on geenhouse gas emissions						CAD 50